Assets and Liabilities Held for Sale and Discontinued Operations - Net Income of Equity Method Investments for the period ended April 15 (Details) - USD ($) $ in Thousands	4 Months Ended	9 Months Ended
	Apr. 15, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity method investments		$ 196,912		$ 52,215
Realized accumulated comprehensive losses on disposal of investment in affiliate		$ 0	$ (43,380)
Golar LNG Partners
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations			8,116
Golar LNG Partners | Discontinued operations, disposed of by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fees incurred in relation to the release of tax indemnity guarantee liability	$ 2,100
Hygo energy transition Ltd
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations			(15,008)
Hygo energy transition Ltd | Discontinued operations, disposed of by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Realized accumulated comprehensive losses on disposal of investment in affiliate	43,400
Golar Partners and Hygo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations			$ (6,892)
Gain on disposal of equity method investment	574,939
Net income/(loss) from discontinued operations	568,047
Consideration received	876,300
Golar Partners and Hygo | Discontinued operations, disposed of by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity method investments	257,200
Discontinued operation, transaction cost	$ 2,700